Other assets - Disclosure of detailed information about other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current
Stream ounces inventory	$ 0	$ 10
Prepaid expenses and deposits	1,612	1,382
Total	1,612	1,392	$ 1,880
Non-current
Deferred financing fees	1,293	1,388
Property and equipment	4,083	5,380
Total	$ 5,376	$ 6,768	$ 6,484